Combined Statements of Ralcorp Equity and Comprehensive Income (Loss) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Stockholders' Equity [Abstract]
Net change in post retirement benefit plans, tax expense	$ 3.2	$ 2.8	$ (0.5)